FAIR VALUE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE
Blended interest rate for determining fair value of nonaccrual loans (as a percent)	0.00%
Fair value of commitments	$ 0
Financial assets:
Interest-bearing deposits	10,000	10,000
Securities available for sale	43,799,000	38,727,000
Carrying Amount
Financial assets:
Total financial assets	519,108,000	473,123,000
Financial liabilities:
Total financial liabilities	470,696,000	440,988,000
Estimated Fair Value
Financial assets:
Total financial assets	514,388,000	471,591,000
Financial liabilities:
Total financial liabilities	470,170,000	440,657,000
Level 1 | Carrying Amount
Financial assets:
Cash and cash equivalents	26,961,000	34,070,000
Level 1 | Estimated Fair Value
Financial assets:
Cash and cash equivalents	26,961,000	34,070,000
Level 2 | Carrying Amount
Financial assets:
Interest-bearing deposits	10,000	10,000
Securities available for sale	43,799,000	38,727,000
Federal Home Loan Bank stock	3,060,000	3,060,000
Net loans	443,959,000	395,995,000
Accrued interest receivable	1,319,000	1,261,000
Financial liabilities:
Deposits	434,557,000	404,789,000
Borrowings	35,925,000	35,997,000
Accrued interest payable	214,000	202,000
Level 2 | Estimated Fair Value
Financial assets:
Interest-bearing deposits	10,000	10,000
Securities available for sale	43,799,000	38,727,000
Federal Home Loan Bank stock	3,060,000	3,060,000
Net loans	439,239,000	394,463,000
Accrued interest receivable	1,319,000	1,261,000
Financial liabilities:
Deposits	434,227,000	404,821,000
Borrowings	35,729,000	35,634,000
Accrued interest payable	$ 214,000	$ 202,000